Trading Revenue, Net	12 Months Ended
Dec. 31, 2010
Trading Revenue, Net [Abstract]
Trading Revenue, Net

7.	Trading Revenue, Net

The following table presents net trading related revenue for the years ended December 31:

	Korean Won (in millions)
	2008	2009	2010

Debt securities	111,718	(94,512)	80,112
Equity securities	(119,177)	95,841	61,927
Beneficiary certificates	4,173	7,854	42,821
FX transactions	1,295,512	874,750	271,263
Derivative instruments	(1,740,564)	(606,619)	154,101

Total net trading related revenue (losses)	(448,338)	277,314	610,224

For the years ended December 31, 2008, 2009 and 2010, net unrealized holding gains (losses) on trading securities of 105,434 million Won, (41,292) million Won and 26,359 million Won, respectively, were included in “Trading revenue, net.”